Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about contractual maturities of financial liabilities [Table Text Block]
Years of Expiry	Financial Instruments	Amounts

Within 1 year	Accounts payable and accrued liabilities	$1,359,449
Within 1 year	Promissory note	$47,299
Within 2 to 5 years	CEBA loan payable	$40,000
Within 2 to 5 years	Preference shares	$958,430
Greater than 5 years	Put liability	$3,393,337
Total		$5,798,515